REGULATORY CAPITAL (Tables)	12 Months Ended
Jun. 30, 2016
Regulatory Capital Requirements [Abstract]
Schedule of Compliance with Regulatory Capital Requirements

The Company’s and Savings Bank’s actual capital ratios for fiscal 2016 are presented in the following table, which show that both met all regulatory capital requirements.

	June 30, 2016
	WVS		West View
	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Common Equity Tier I Capital (to Risk-Weighted Assets)

Actual	$33,323	17.69%	$31,076	16.75%
To Be Well Capitalized	12,246	6.50	12,056	6.50
For Capital Adequacy Purposes	8,478	4.50	8.346	4.50

Tier I Capital (to Risk-Weighted Assets)

Actual	$33,323	17.69%	$31,076	16.75%
To Be Well Capitalized	15,072	8.00	14,838	8.00
For Capital Adequacy Purposes	11,304	6.00	11,128	6.00

Total Capital (to Risk-Weighted Assets)

Actual	$33,731	17.90%	$31,484	16.97%
To Be Well Capitalized	18,841	10.00	18,547	10.00
For Capital Adequacy Purposes	15,072	8.00	14,838	8.00

Tier I Capital (to Average Total Assets)

Actual	$33,323	9.95%	$31,076	9.28%
To Be Well Capitalized	16,744	5.00	16,739	5.00
For Capital Adequacy Purposes	13,395	4.00	13,391	4.00

The Company’s and Savings Bank’s actual capital ratios for fiscal 2015 are presented in the following table, which show that both met all regulatory capital requirements.

	June 30, 2015
	WVS		West View
	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Common Equity Tier I Capital (to Risk-Weighted Assets)

Actual	$32,504	21.75%	$30,905	20.70%
To Be Well Capitalized	9,713	6.50	9,707	6.50
For Capital Adequacy Purposes	6,724	4.50	6,720	4.50

Tier I Capital (to Risk-Weighted Assets)

Actual	$32,504	21.75%	$30,905	20.70%
To Be Well Capitalized	11,954	8.00	11,947	8.00
For Capital Adequacy Purposes	8,966	6.00	8,960	6.00

Total Capital (to Risk-Weighted Assets)

Actual	$32,859	21.99%	$31,261	20.93%
To Be Well Capitalized	14,943	10.00	14,933	10.00
For Capital Adequacy Purposes	11,954	8.00	11,947	8.00

Tier I Capital (to Average Total Assets)

Actual	$32,504	10.03%	$30,905	9.54%
To Be Well Capitalized	16,204	5.00	16,199	5.00
For Capital Adequacy Purposes	12,963	4.00	12,959	4.00